EARNINGS (LOSS) PER SHARE (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	143,589,188	149,937,339	144,493,989
Basic earnings (loss) per share (in USD)	$ (0.15)	$ 0.15	$ 0.51